ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Components of OCI (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Unrealized gain (loss) on cash flow hedges
Gross Amount	$ 69	$ (43)
Income Taxes	(4)	16
Net Amount	65	(27)
Changes in retirement plans’ funded status
Gross Amount	(29)	(10)
Income Taxes	9	3
Net Amount	(20)	(7)
Foreign currency translation
Gross Amount	(427)	86
Income Taxes	0	0
Net Amount	(427)	86
Share of other comprehensive (loss) of entities using the equity method
Gross Amount	(19)	(3)
Income Taxes	0	0
Net Amount	(19)	(3)
Other comprehensive income (loss)
Gross Amount	(406)	30
Income Taxes	5	19
Other comprehensive income (loss), net of tax	$ (401)	$ 49